PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of the Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION Although it has no present intention to do so, the Company may terminate the Plan at any time subject to the provisions of ERISA.